Business Combinations - Summary of Pro Forma Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Total revenues	$ 220,600,000	$ 149,800,000	$ 593,200,000	$ 388,000,000
Net (loss) income	$ 300,000	(27,400,000)	(20,800,000)	(29,600,000)	$ 8,853	$ (1,142)
FlaglerCE Holdings LLC
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Total revenues		48,400,000	25,800,000	139,800,000
Net (loss) income		2,200,000	(100,000)	800,000
Northland Industrial Truck Co., Inc
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Total revenues				45,200,000
Net (loss) income				1,000,000
Consolidate Entities And Flagler C E Holdings L L C
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Total revenues		198,200,000	619,000,000
Net (loss) income		$ (25,200,000)	$ (20,900,000)
Consolidated Entities, NITCO and Flagler
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Total revenues				573,000,000
Net (loss) income				$ (27,800,000)